BIOLOGICAL ASSETS (Narrative) (Details) - CAD_per_gram	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Weighted average fair value less cost to sell	2.85	2.48